UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Target Date Retirement Series®
American Funds 2050 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-6	935,179	$13,607
EuroPacific Growth Fund, Class R-6	227,404	7,891
The Growth Fund of America, Inc., Class R-6	556,197	13,599
The New Economy Fund, Class R-6	388,289	7,773
New Perspective Fund, Inc., Class R-6	605,677	13,749
New World Fund, Inc., Class R-6	185,791	7,825
SMALLCAP World Fund, Inc., Class R-6	507,100	13,692
		78,136

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	672,364	13,951
Capital World Growth and Income Fund, Inc., Class R-6	518,661	15,710
Fundamental Investors, Inc., Class R-6	578,857	16,793
International Growth and Income Fund, Inc., Class R-6	210,400	5,685
The Investment Company of America, Class R-6	769,684	17,857
Washington Mutual Investors Fund, Inc., Class R-6	812,035	17,857
		87,853

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-6	524,261	7,806
Capital Income Builder, Inc., Class R-6	131,042	5,854
The Income Fund of America, Inc., Class R-6	416,633	5,854
		19,514

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	695,087	9,752

Total investment securities (cost: $218,197,000)		195,255
Other assets less liabilities		(144)

Net assets		$195,111

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$866
Gross unrealized depreciation on investment securities	(23,817)
Net unrealized depreciation on investment securities	(22,951)
Cost of investment securities for federal income tax purposes	218,206

American Funds 2045 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-6	849,125	$12,355
EuroPacific Growth Fund, Class R-6	206,917	7,180
The Growth Fund of America, Inc., Class R-6	505,026	12,348
The New Economy Fund, Class R-6	352,261	7,052
New Perspective Fund, Inc., Class R-6	550,090	12,487
New World Fund, Inc., Class R-6	168,857	7,112
SMALLCAP World Fund, Inc., Class R-6	462,854	12,497
		71,031

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	612,338	12,706
Capital World Growth and Income Fund, Inc., Class R-6	475,433	14,401
Fundamental Investors, Inc., Class R-6	519,255	15,063
International Growth and Income Fund, Inc., Class R-6	192,715	5,207
The Investment Company of America, Class R-6	700,773	16,258
Washington Mutual Investors Fund, Inc., Class R-6	739,289	16,257
		79,892

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-6	476,870	7,101
Capital Income Builder, Inc., Class R-6	119,211	5,325
The Income Fund of America, Inc., Class R-6	379,012	5,325
		17,751

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	632,417	8,873

Total investment securities (cost: $191,158,000)		177,547
Other assets less liabilities		(116)

Net assets		$177,431

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$910
Gross unrealized depreciation on investment securities	(14,521)
Net unrealized depreciation on investment securities	(13,611)
Cost of investment securities for federal income tax purposes	191,158

American Funds 2040 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-6	1,763,084	$25,653
EuroPacific Growth Fund, Class R-6	429,140	14,891
The Growth Fund of America, Inc., Class R-6	1,048,692	25,640
The New Economy Fund, Class R-6	731,364	14,642
New Perspective Fund, Inc., Class R-6	1,142,578	25,937
New World Fund, Inc., Class R-6	350,766	14,774
SMALLCAP World Fund, Inc., Class R-6	960,545	25,935
		147,472

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Inc., Class R-6	1,268,193	26,315
Capital World Growth and Income Fund, Inc., Class R-6	990,609	30,005
Fundamental Investors, Inc., Class R-6	1,081,942	31,387
International Growth and Income Fund, Inc., Class R-6	397,791	10,748
The Investment Company of America, Class R-6	1,452,098	33,689
Washington Mutual Investors Fund, Inc., Class R-6	1,531,880	33,686
		165,830

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Inc., Class R-6	989,671	14,736
Capital Income Builder, Inc., Class R-6	247,385	11,051
The Income Fund of America, Inc., Class R-6	786,540	11,051
		36,838

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,312,251	18,411

Total investment securities (cost: $408,363,000)		368,551
Other assets less liabilities		(306)

Net assets		$368,245

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,862
Gross unrealized depreciation on investment securities	(41,677)
Net unrealized depreciation on investment securities	(39,815)
Cost of investment securities for federal income tax purposes	408,366

American Funds 2035 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-6	2,200,483	$32,017
EuroPacific Growth Fund, Class R-6	537,858	18,664
The Growth Fund of America, Inc., Class R-6	1,308,703	31,998
The New Economy Fund, Class R-6	912,172	18,262
New Perspective Fund, Inc., Class R-6	1,426,939	32,391
New World Fund, Inc., Class R-6	437,745	18,438
SMALLCAP World Fund, Inc., Class R-6	1,202,643	32,471
		184,241

GROWTH-AND-INCOME FUNDS — 41.3%
American Mutual Fund, Inc., Class R-6	1,336,695	27,736
Capital World Growth and Income Fund, Inc., Class R-6	1,179,095	35,715
Fundamental Investors, Inc., Class R-6	1,274,507	36,973
International Growth and Income Fund, Inc., Class R-6	430,275	11,626
The Investment Company of America, Class R-6	1,673,262	38,820
Washington Mutual Investors Fund, Inc., Class R-6	1,769,656	38,915
		189,785

EQUITY-INCOME AND BALANCED FUNDS — 13.7%
American Balanced Fund, Inc., Class R-6	1,466,784	21,841
Capital Income Builder, Inc., Class R-6	463,171	20,690
The Income Fund of America, Inc., Class R-6	1,472,766	20,692
		63,223

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	1,637,712	22,977

Total investment securities (cost: $516,568,000)		460,226
Other assets less liabilities		(238)

Net assets		$459,988

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,286
Gross unrealized depreciation on investment securities	(58,628)
Net unrealized depreciation on investment securities	(56,342)
Cost of investment securities for federal income tax purposes	516,568

American Funds 2030 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Inc., Class R-6	3,268,709	$47,560
EuroPacific Growth Fund, Class R-6	797,248	27,664
The Growth Fund of America, Inc., Class R-6	1,942,787	47,501
The New Economy Fund, Class R-6	1,354,899	27,125
New Perspective Fund, Inc., Class R-6	2,121,404	48,156
New World Fund, Inc., Class R-6	651,540	27,443
SMALLCAP World Fund, Inc., Class R-6	1,774,815	47,920
		273,369

GROWTH-AND-INCOME FUNDS — 36.3%
American Mutual Fund, Inc., Class R-6	1,790,298	37,149
Capital World Growth and Income Fund, Inc., Class R-6	1,559,699	47,243
Fundamental Investors, Inc., Class R-6	1,544,386	44,803
International Growth and Income Fund, Inc., Class R-6	490,317	13,248
The Investment Company of America, Class R-6	2,190,013	50,808
Washington Mutual Investors Fund, Inc., Class R-6	2,465,160	54,209
		247,460

EQUITY-INCOME AND BALANCED FUNDS — 18.7%
American Balanced Fund, Inc., Class R-6	3,323,215	49,483
Capital Income Builder, Inc., Class R-6	878,435	39,240
The Income Fund of America, Inc., Class R-6	2,792,677	39,237
		127,960

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,428,907	34,077

Total investment securities (cost: $768,385,000)		682,866
Other assets less liabilities		(514)

Net assets		$682,352

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,580
Gross unrealized depreciation on investment securities	(88,106)
Net unrealized depreciation on investment securities	(85,526)
Cost of investment securities for federal income tax purposes	768,392

American Funds 2025 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 36.3%
AMCAP Fund, Inc., Class R-6	3,163,776	$46,033
EuroPacific Growth Fund, Class R-6	826,803	28,690
The Growth Fund of America, Inc., Class R-6	1,853,401	45,316
The New Economy Fund, Class R-6	1,243,213	24,889
New Perspective Fund, Inc., Class R-6	2,234,784	50,729
New World Fund, Inc., Class R-6	614,951	25,902
SMALLCAP World Fund, Inc., Class R-6	1,743,025	47,062
		268,621

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Inc., Class R-6	2,021,695	41,950
Capital World Growth and Income Fund, Inc., Class R-6	1,420,362	43,023
Fundamental Investors, Inc., Class R-6	1,586,385	46,021
International Growth and Income Fund, Inc., Class R-6	604,365	16,330
The Investment Company of America, Class R-6	2,286,854	53,055
Washington Mutual Investors Fund, Inc., Class R-6	2,665,091	58,605
		258,984

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Inc., Class R-6	3,974,893	59,186
Capital Income Builder, Inc., Class R-6	993,555	44,382
The Income Fund of America, Inc., Class R-6	3,158,830	44,382
		147,950

BOND FUNDS — 8.7%
U.S. Government Securities Fund, Class R-6	4,609,764	64,675

Total investment securities (cost: $853,893,000)		740,230
Other assets less liabilities		(550)

Net assets		$739,680

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,974
Gross unrealized depreciation on investment securities	(116,637)
Net unrealized depreciation on investment securities	(113,663)
Cost of investment securities for federal income tax purposes	853,893

American Funds 2020 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 29.8%
AMCAP Fund, Inc., Class R-6	3,121,431	$45,417
EuroPacific Growth Fund, Class R-6	893,404	31,001
The Growth Fund of America, Inc., Class R-6	1,797,748	43,955
New Economy Fund, Class R-6	906,985	18,158
New Perspective Fund, Inc., Class R-6	2,380,428	54,035
New World Fund, Inc., Class R-6	549,092	23,128
SMALLCAP World Fund, Inc., Class R-6	1,754,113	47,361
		263,055

GROWTH-AND-INCOME FUNDS — 34.3%
American Mutual Fund, Inc., Class R-6	2,284,644	47,406
Capital World Growth and Income Fund, Inc., Class R-6	1,734,123	52,527
Fundamental Investors, Inc., Class R-6	1,902,932	55,204
International Growth and Income Fund, Inc., Class R-6	610,503	16,496
The Investment Company of America, Class R-6	2,724,561	63,210
Washington Mutual Investors Fund, Inc., Class R-6	3,075,264	67,625
		302,468

EQUITY-INCOME AND BALANCED FUNDS — 19.2%
American Balanced Fund, Inc., Class R-6	4,595,970	68,434
Capital Income Builder, Inc., Class R-6	1,136,357	50,761
The Income Fund of America, Inc., Class R-6	3,613,275	50,766
		169,961

BOND FUNDS — 16.7%
The Bond Fund of America, Inc., Class R-6	2,692,369	30,882
Capital World Bond Fund, Inc., Class R-6	1,577,713	31,049
U.S. Government Securities Fund, Class R-6	6,126,779	85,959
		147,890

Total investment securities (cost: $1,031,606,000)		883,374
Other assets less liabilities		(596)

Net assets		$882,778

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,901
Gross unrealized depreciation on investment securities	(156,133)
Net unrealized depreciation on investment securities	(148,232)
Cost of investment securities for federal income tax purposes	1,031,606

American Funds 2015 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 21.9%
AMCAP Fund, Inc., Class R-6	2,289,787	$33,316
EuroPacific Growth Fund, Class R-6	631,470	21,912
The Growth Fund of America, Inc., Class R-6	1,315,894	32,174
New Perspective Fund, Inc., Class R-6	1,788,985	40,610
New World Fund, Inc., Class R-6	355,141	14,958
SMALLCAP World Fund, Inc., Class R-6	867,658	23,427
		166,397

GROWTH-AND-INCOME FUNDS — 35.2%
American Mutual Fund, Inc., Class R-6	2,027,695	42,075
Capital World Growth and Income Fund, Inc., Class R-6	1,526,084	46,225
Fundamental Investors, Inc., Class R-6	1,658,883	48,124
International Growth and Income Fund, Inc., Class R-6	590,252	15,949
The Investment Company of America, Class R-6	2,374,507	55,088
Washington Mutual Investors Fund, Inc., Class R-6	2,715,234	59,708
		267,169

EQUITY-INCOME AND BALANCED FUNDS — 19.6%
American Balanced Fund, Inc., Class R-6	4,010,536	59,717
Capital Income Builder, Inc., Class R-6	996,715	44,523
The Income Fund of America, Inc., Class R-6	3,172,961	44,580
		148,820

BOND FUNDS — 23.3%
The Bond Fund of America, Inc., Class R-6	5,701,424	65,396
Capital World Bond Fund, Inc., Class R-6	1,879,429	36,987
U.S. Government Securities Fund, Class R-6	5,337,855	74,890
		177,273

Total investment securities (cost: $883,135,000)		759,659
Other assets less liabilities		(484)

Net assets		$759,175

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,015
Gross unrealized depreciation on investment securities	(127,524)
Net unrealized depreciation on investment securities	(123,509)
Cost of investment securities for federal income tax purposes	883,168

American Funds 2010 Target Date Retirement Fund®
Investment portfolio

July 31, 2009
unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 16.7%
AMCAP Fund, Inc., Class R-6	1,405,169	$20,445
EuroPacific Growth Fund, Class R-6	292,748	10,158
The Growth Fund of America, Inc., Class R-6	818,135	20,003
New Perspective Fund, Inc., Class R-6	1,109,932	25,196
New World Fund, Inc., Class R-6	202,736	8,539
SMALLCAP World Fund, Inc., Class R-6	316,313	8,541
		92,882

GROWTH-AND-INCOME FUNDS — 31.8%
American Mutual Fund, Inc., Class R-6	1,657,327	34,390
Capital World Growth and Income Fund, Inc., Class R-6	1,187,329	35,964
Fundamental Investors, Inc., Class R-6	1,191,675	34,570
International Growth and Income Fund, Inc., Class R-6	90,172	2,436
The Investment Company of America, Class R-6	1,505,898	34,937
Washington Mutual Investors Fund, Inc., Class R-6	1,563,841	34,389
		176,686

EQUITY-INCOME AND BALANCED FUNDS — 21.7%
American Balanced Fund, Inc., Class R-6	2,626,902	39,115
Capital Income Builder, Inc., Class R-6	910,048	40,652
The Income Fund of America, Inc., Class R-6	2,915,055	40,956
		120,723

BOND FUNDS — 29.8%
American High-Income Trust, Class R-6	1,823,676	17,726
The Bond Fund of America, Inc., Class R-6	4,575,362	52,479
Capital World Bond Fund, Inc., Class R-6	1,290,371	25,395
Intermediate Bond Fund of America, Class R-6	1,362,299	17,724
U.S. Government Securities Fund, Class R-6	3,740,513	52,479
		165,803

Total investment securities (cost: $663,850,000)		556,094
Other assets less liabilities		(201)

Net assets		$555,893

Security valuation

The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2009, all of the fund’s investment securities were classified as Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,733
Gross unrealized depreciation on investment securities	(111,772)
Net unrealized depreciation on investment securities	(108,039)
Cost of investment securities for federal income tax purposes	664,133

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-850-0909O-S21416

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2009

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2009